Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of classes of share capital [line items]
Deferred financing charges on revolving facility	$ 148	$ 2,479
Deferred financing charges on term loan	3,329
Original issue discount	2,170
Underwriting commission		$ 5,357
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Underwriting commission	$ 7,239